Insurance Receivable and Impairment - Additional Information (Detail) - USD ($)	2 Months Ended	12 Months Ended
	Feb. 28, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Aug. 31, 2016
Leases Disclosure [Line Items]
Containers, net book value		$ 4,134,016,000	$ 3,791,610,000
Container impairment		26,775,000	8,072,000	$ 94,623,000
Bad debt expense		2,697,000	477,000	$ 21,166,000
Insurance coverage period				183 days	183 days
Insurance settlements receivable on accounts receivable				$ 2,592,000
Gain on insurance recovery		8,692,000
Operating Leases
Leases Disclosure [Line Items]
Net investment in direct financing and sales-type leases						$ 178,344,000
Bankruptcy Customer
Leases Disclosure [Line Items]
Recovery of direct costs		1,450,000	32,067,000	19,159,000
Bad debt expense				18,992,000
Insurance receivable		9,814,000	15,909,000	41,913,000
Insurance settlements receivable on accounts receivable		(14,188,000)	$ (50,479,000)	2,592,000
Gain on insurance recovery		8,692,000
Insolvent Customer
Leases Disclosure [Line Items]
Recovery of direct costs		4,864,000		768,000
Bad debt expense		2,049,000
Insurance receivable		0		2,872,000	$ 11,436,000
Insolvent Customer | Owned Containers
Leases Disclosure [Line Items]
Containers, net book value		23,044,000
Insolvent Customer | Container Unrecoverable in Lessees Insolvency
Leases Disclosure [Line Items]
Container impairment		$ 12,543,000
Finance Leases Portfolio Segment
Leases Disclosure [Line Items]
Container impairment				22,149,000
Net investment in direct financing and sales-type leases						$ 88,171,000
Insurance deductible				4,750,000
Finance Leases Portfolio Segment | Impairment to write off containers
Leases Disclosure [Line Items]
Container impairment				$ 17,399,000
Subsequent Event
Leases Disclosure [Line Items]
Insurance payment received	$ 9,814,000